VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2016
Vessels Under Capital Leases [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)
Balance at December 31, 2014	—
Acquired as a result of the Merger	14,029
Impairment loss	(4,525)
Depreciation	(1,150)
Balance at December 31, 2015	8,354
Disposals	(3,473)
Impairment loss	(985)
Depreciation	(940)
Balance at December 31, 2016	2,956

In 2015, we recorded an impairment loss of $4.5 million in respect of the Golden Lyderhorn following an impairment review that was triggered by a significant fall in rates in the Baltic Dry Index. The fair value of Golden Lyderhorn, was determined using discounted expected future cash flows from the leased vessel.

During the second quarter of 2016, we recorded an impairment loss of $1.0 million on Golden Lyderhorn, a vessel held under capital lease. The loss recorded is equal to the difference between the carrying value and estimated fair value of the vessel as at June 30, 2016 following an impairment review that was triggered by the likelihood to dispose the vessel prior to the end of its useful life, as a result of the exercise of the put option of $9.5 million held by the lessor of the vessel. The sale was subsequently concluded for net proceeds of $3.5 million and a loss on sale of $9.0 thousand was recorded. The vessel was delivered to its new owner in August 2016.

The outstanding obligations under capital leases at December 31, 2016 are payable as follows:

(in thousands of $)
2017	5,944
2018	5,944
2019	5,944
2020	1,791
2021	—
Thereafter	—
Minimum lease payments	19,623
Less: imputed interest	(2,092)
Present value of obligations under capital leases	17,531

As of December 31, 2016, we held one vessel under capital lease (December 31, 2015: two vessels). The leases are for initial term of 10 years. The remaining period on the lease at December 31, 2016 is 4 years (December 31, 2015: range from one to 5 years).

As of December 31, 2016, we had the following purchase options for the one vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	December 2017	38,000
Golden Eclipse	December 2018	36,250
Golden Eclipse	December 2019	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor (Golden Eclipse).